Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Foreign Activities Disclosure [Line Items]
Cash and due from banks	¥ 4,591,186	¥ 4,416,646
Interest-earning deposits in other banks	104,706,928	105,701,977
Cash, due from banks and interest-earning deposits in other banks	109,298,114	110,118,623	¥ 113,953,858
Trading account assets	59,417,128	49,769,406
Investment securities	58,318,547	62,399,298
Loans—net of unearned income, unamortized premiums and deferred loan fees	131,438,515	127,910,303
Deposits	249,415,006	247,136,000
Funds borrowed:
Call money, funds purchased	5,016,678	5,094,171
Payables under repurchase agreements	43,663,859	35,690,452
Payables under securities lending transactions	718,451	1,016,938
Other short-term borrowings	24,636,926	11,141,867
Long-term debt	21,022,407	40,012,819
Trading account liabilities	21,502,912	16,579,522
Foreign
Foreign Activities Disclosure [Line Items]
Cash and due from banks	786,831	702,754
Interest-earning deposits in other banks	12,055,034	12,772,324
Cash, due from banks and interest-earning deposits in other banks	12,841,865	13,475,078
Trading account assets	36,473,239	32,474,396
Investment securities	12,773,480	12,896,242
Loans—net of unearned income, unamortized premiums and deferred loan fees	56,713,215	57,430,845
Deposits	65,410,708	63,833,368
Funds borrowed:
Call money, funds purchased	155,975	3,061
Payables under repurchase agreements	16,039,173	13,510,745
Payables under securities lending transactions	32,194	90,068
Other short-term borrowings	6,941,877	6,385,135
Long-term debt	1,864,473	1,756,948
Total	25,033,692	21,745,957
Trading account liabilities	¥ 8,026,912	¥ 8,590,562